Lease - Changes in Prepaid Lease Payments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of Recognised Finance Lease as Asset by Lessee [Line Items]
Beginning of the year	¥ 367,024		¥ 376,449
Amortization charge for the year	¥ 0	$ 0	(9,425)	¥ (9,425)
End of the year			367,024	¥ 376,449
IFRS 16 [member]
Disclosure of Recognised Finance Lease as Asset by Lessee [Line Items]
Transferred to right-of-use assets upon application of IFRS 16			¥ (367,024)